Income Taxes - Components of Income Tax Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income benefit:
Federal	$ 0	$ (4)	$ 0
State	0	(1)	0
Total deferred income tax benefit	0	(5)	0
Income tax benefit	$ 0	$ (5)	$ 0